Private Placement	9 Months Ended
Sep. 30, 2021
VPC Impact Acquisition Holdings III, Inc [Member]
Private Placement
NOTE 5. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 5,100,214 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, or $7,650,320 in the aggregate, which includes the partial exercise by the underwriters
of
their over-allotment options
in
the amount of 2,876,598 Units, at $10.00 per Unit, generating gross proceeds of $253,765,980. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.